Inventories (Tables)	3 Months Ended
Mar. 31, 2014
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	March 31, 2014	December 31, 2013
Finished goods	$751,027	$640,355
Raw materials and purchased components	194,808	185,146
Health care supplies	186,687	195,519
Work in process	74,250	76,084
Inventories	$1,206,772	$1,097,104